THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                                FIFTH THIRD FUNDS

                    SUPPLEMENT DATED NOVEMBER 10, 2009 TO THE

                               PROSPECTUS FOR THE

       FIFTH THIRD ALL CAP VALUE FUND            FIFTH THIRD PRIME MONEY MARKET FUND
FIFTH THIRD DISCIPLINED LARGE CAP VALUE FUND        FIFTH THIRD QUALITY GROWTH FUND
      FIFTH THIRD DIVIDEND GROWTH FUND             FIFTH THIRD SHORT TERM BOND FUND
       FIFTH THIRD EQUITY INDEX FUND              FIFTH THIRD SMALL CAP GROWTH FUND
      FIFTH THIRD HIGH YIELD BOND FUND             FIFTH THIRD SMALL CAP VALUE FUND
   FIFTH THIRD INTERNATIONAL EQUITY FUND          FIFTH THIRD STRATEGIC INCOME FUND
      FIFTH THIRD MICRO CAP VALUE FUND            FIFTH THIRD TOTAL RETURN BOND FUND
      FIFTH THIRD MID CAP GROWTH FUND

                       CLASS A, CLASS B AND CLASS C SHARES

                             DATED NOVEMBER 28, 2008

1. EFFECTIVE NOVEMBER 2, 2009, THE FUNDS' ADVISOR AND ADMINISTRATOR HAVE CONTRACTUALLY AGREED TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO LIMIT TOTAL ANNUAL FUND OPERATING EXPENSES THROUGH NOVEMBER 26, 2010. UNDER THE TERMS OF THE EXPENSE LIMITATION AGREEMENT, FEES WAIVED OR EXPENSES REIMBURSED BY THE ADVISOR AND ADMINISTRATOR ARE SUBJECT TO REIMBURSEMENT BY THE FUND FOR THE 13-MONTH PERIOD IN WHICH THE EXPENSE LIMITATION AGREEMENT IS IN EFFECT. NO REIMBURSEMENT PAYMENTS WILL BE MADE BY THE FUND IF IT WOULD RESULT IN THE FUND EXCEEDING THE EXPENSE LIMITATION DESCRIBED HEREIN.

                                       Contractual Total Annual Fund Operating
                                               Expenses-Expense Limit
                                      ------------------------------------------

Prime Money Market Fund

   Class A Shares                                       0.79%
------------------------------------- ------------------------------------------

   Class B Shares                                       1.54%
------------------------------------- ------------------------------------------

   Class C Shares                                       1.54%
------------------------------------- ------------------------------------------

International Equity Fund

   Class A Shares                                       1.41%
------------------------------------- ------------------------------------------

   Class B Shares                                       2.16%
------------------------------------- ------------------------------------------

   Class C Shares                                       2.16%
------------------------------------- ------------------------------------------

High Yield Bond Fund

   Class A Shares                                       0.99%
------------------------------------- ------------------------------------------

   Class B Shares                                       1.74%
------------------------------------- ------------------------------------------

   Class C Shares                                       1.74%
------------------------------------- ------------------------------------------

Quality Growth Fund

   Class A Shares                                       1.31%
------------------------------------- ------------------------------------------

   Class B Shares                                       2.06%
------------------------------------- ------------------------------------------

   Class C Shares                                       2.06%
------------------------------------- ------------------------------------------

                                       Contractual Total Annual Fund Operating
                                               Expenses-Expense Limit
                                      ------------------------------------------
All Cap Value Fund

   Class A Shares                                       1.29%
------------------------------------- ------------------------------------------

   Class B Shares                                       2.04%
------------------------------------- ------------------------------------------

   Class C Shares                                       2.04%
------------------------------------- ------------------------------------------

Disciplined Large Cap Value Fund

   Class A Shares                                       1.16%
------------------------------------- ------------------------------------------

   Class B Shares                                       1.91%
------------------------------------- ------------------------------------------

   Class C Shares                                       1.91%
------------------------------------- ------------------------------------------

Total Return Bond Fund

   Class A Shares                                       0.90%
------------------------------------- ------------------------------------------

   Class B Shares                                       1.65%
------------------------------------- ------------------------------------------

   Class C Shares                                       1.65%
------------------------------------- ------------------------------------------

Mid Cap Growth Fund

   Class A Shares                                       1.13%
------------------------------------- ------------------------------------------

   Class B Shares                                       1.88%
------------------------------------- ------------------------------------------

   Class C Shares                                       1.88%
------------------------------------- ------------------------------------------

Small Cap Value Fund

   Class A Shares                                       1.40%
------------------------------------- ------------------------------------------

   Class B Shares                                       2.15%
------------------------------------- ------------------------------------------

   Class C Shares                                       2.15%
------------------------------------- ------------------------------------------

Small Cap Growth Fund

   Class A Shares                                       1.26%
------------------------------------- ------------------------------------------

   Class B Shares                                       2.01%
------------------------------------- ------------------------------------------

   Class C Shares                                       2.01%
------------------------------------- ------------------------------------------

Dividend Growth Fund

   Class A Shares                                       0.98%
------------------------------------- ------------------------------------------

   Class B Shares                                       1.73%
------------------------------------- ------------------------------------------

   Class C Shares                                       1.73%
------------------------------------- ------------------------------------------

Micro Cap Value Fund

   Class A Shares                                       1.60%
------------------------------------- ------------------------------------------

   Class B Shares                                       2.35%
------------------------------------- ------------------------------------------

   Class C Shares                                       2.35%
------------------------------------- ------------------------------------------

2. EFFECTIVE NOVEMBER 2, 2009, THE FUNDS' ADVISOR AND ADMINISTRATOR HAVE CONTRACTUALLY AGREED TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO LIMIT TOTAL ANNUAL FUND OPERATING EXPENSES THROUGH NOVEMBER 30, 2012. UNDER THE TERMS OF THE EXPENSE LIMITATION AGREEMENT, FEES WAIVED OR EXPENSES REIMBURSED BY THE ADVISOR AND ADMINISTRATOR ARE SUBJECT TO REIMBURSEMENT BY THE FUND FOR THE 37-MONTH PERIOD IN WHICH THE EXPENSE LIMITATION AGREEMENT IS IN EFFECT. NO REIMBURSEMENT PAYMENTS WILL BE MADE BY THE FUND IF IT WOULD RESULT IN THE FUND EXCEEDING THE EXPENSE LIMITATION DESCRIBED HEREIN.

                                       Contractual Total Annual Fund Operating
                                               Expenses-Expense Limit

Equity Index Fund

   Class A Shares                                       0.44%
------------------------------------- ------------------------------------------

   Class B Shares                                       1.19%
------------------------------------- ------------------------------------------

   Class C Shares                                       1.19%

Short Term Bond Fund

   Class A Shares                                       0.80%
------------------------------------- ------------------------------------------

   Class C Shares                                       1.55%
------------------------------------- ------------------------------------------

Strategic Income Fund

   Class A Shares                                       1.11%
------------------------------------- ------------------------------------------

   Class B Shares                                       1.86%
------------------------------------- ------------------------------------------

   Class C Shares                                       1.86%
------------------------------------- ------------------------------------------

3. THIS SUPPLEMENT PROVIDES THE FOLLOWING AMENDED AND SUPPLEMENTAL INFORMATION AND SUPERSEDES ANY INFORMATION TO THE CONTRARY FOR THE FIFTH THIRD PRIME MONEY MARKET FUND AS OF APRIL 14, 2009:

The Fifth Third Prime Money Market Fund (the "Fund") currently participates in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"), which was scheduled to expire on April 30, 2009. The Program has been extended through September 18, 2009. On April 2, 2009, the Board of Trustees of the Fifth Third Funds authorized the Fund to apply for continued participation in the Program. Subject to certain conditions and limitations, in the event that the per share value of the Fund falls below $0.995 and the Fund liquidates its holdings, the Program will provide coverage to shareholders in the Fund for up to $1.00 per share for the lesser of either the number of shares the investor held in the Fund at the close of business on September 19, 2008 or the number of shares the investor held the date the per share value fell below $0.995. Any increase in the number of shares an investor holds after the close of business on September 19, 2008 will not be covered by the Program. In addition, if an investor closes his or her account with the Fund or broker-dealer, any future investment in the Fund will not be guaranteed.

SHARES ACQUIRED BY INVESTORS AFTER SEPTEMBER 19, 2008 GENERALLY ARE NOT ELIGIBLE FOR PROTECTION UNDER THE PROGRAM.

The Program is funded from assets in the Exchange Stabilization Fund (the "ESF"). Payments to investors under the Program will depend on the availability of assets in the ESF. The U.S. Department of the Treasury (the "Treasury") and the Secretary of the Treasury have the authority to use assets from the ESF for purposes other than those of the Program.

The Fund's continued participation in the Program (i.e., for the period from May 1, 2009 through September 18, 2009) requires a non-refundable Program extension payment to the Treasury in the amount of 0.015% multiplied by the number of outstanding shares of the Fund as of September 19, 2008. This expense will be borne by the Fund without regard to any expense limitation currently in effect for the Fund and is in addition to the total annual Fund operating expenses reflected in the Fund's "Shareholder Fees and Fund Expenses" table in the Prospectus. The Program will not be extended beyond 11:59 p.m., Eastern Standard Time, on September 18, 2009.

You can contact the Fund at 1-800-282-5706 for more information regarding the Fund's participation in the Program. Additional information about the Program is available at http://www.treas.gov.

4. THE FUNDS' PROSPECTUS WAS UPDATED TO REFLECT THE FOLLOWING PORTFOLIO MANAGER CHANGE AS OF APRIL 9, 2009:

Mr. J. Jeffrey Krumpelman no longer serves as the portfolio manager of the FIFTH THIRD DIVIDEND GROWTH FUND and of the FIFTH THIRD STRATEGIC INCOME FUND. References to Mr. Krumpelman in the Prospectus are hereby deleted in their entirety.

5. THE BIOGRAPHIES OF THE PORTFOLIO MANAGERS LISTED BELOW IN THE SECTION "FUND MANAGEMENT--PORTFOLIO MANAGERS" BEGINNING ON PAGE 55 OF THE PROSPECTUS WERE DELETED IN THEIR ENTIRETY AND REPLACED WITH THE FOLLOWING AS OF APRIL 9, 2009:

Amy Denn has been the portfolio manager of the FIFTH THIRD QUALITY GROWTH FUND since November 2006 and of the FIFTH THIRD DIVIDEND GROWTH FUND since March 2009. Ms. Denn is the Director of Large Cap Growth Strategies, overseeing the Active Core, All Cap Core, and Active Growth products. She joined FTAM in 2003 and has 12 years of investment management experience. Prior to joining FTAM, she joined Paladin Investment Associates as a Portfolio Manager in 2000. Prior to that, she was with Minneapolis-based Investment Advisers, Inc. (IAI) where she was promoted to Equity Research Analyst in 1996 and to Portfolio Manager in 2000. Ms. Denn graduated from Minnesota State University Mankato with a B.S. in Business Administration, majoring in Accounting and Finance.

Peter M. Klein has been the portfolio manager of the FIFTH THIRD ALL CAP VALUE FUND since January 2003. Mr. Klein currently serves as the Managing Director of Value Strategies, the Director of All Cap Value Strategies and as a Portfolio Manager for Large Cap Value Strategies. He joined FTAM in 2003 and has 29 years of investment experience. Prior to joining FTAM, he served as Portfolio Manager with Gelfand/Maxus Asset Management. In this capacity, he was actively involved in the investment management of individual and institutional portfolios. Mr. Klein joined Fifth Third Bancorp through its acquisition of Maxus in 2001. He graduated magna cum laude from John Carroll University with a B.A. in Philosophy, and went on to receive his M.B.A from Cleveland State University. He is a CFA charterholder.

Mary Jane Matts has been the portfolio manager of the FIFTH THIRD DISCIPLINED LARGE CAP VALUE FUND since July 2005 and of the FIFTH THIRD ALL CAP VALUE FUND since November 2007. Ms. Matts serves as the Director of Large Cap Value Strategies, and as the Co-Director of All Cap Value Strategies. She joined FTAM in 2005 and has 21 years of investment experience. Prior to joining FTAM, Ms. Matts joined National City in 1995, where she was the Director of Research for the Wealth Management Group at National City, which includes the Private Client Group and NatCity Investments, a brokerage firm and had also managed the Value Team on the institutional side at National City. Prior to that, she was the Director of Research at Society Asset Management (now known as Victory Capital Management). She has a B.A. in Economics, conferred with Honors with Distinction, from Kenyon College, an M.B.A. from Case Western Reserve University, and is a CFA charterholder.

6. FOOTNOTE 5 IN THE SHAREHOLDER FEES TABLE ON PAGE 40 OF THE SECTION ENTITLED "SHAREHOLDER FEES AND FUND EXPENSES" FOR THE PRIME MONEY MARKET FUND WAS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING AS OF FEBRUARY 27, 2009:

(5) The Fund's Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through November 28, 2009. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor or Administrator are subject to reimbursement by the Fund for the 13-month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein. Fees paid for the participation in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds will be borne by the Fund without regard to the Fund's expense limitation agreement and are in addition to the Fund's Total Annual Fund Operating Expenses described above.

7. THE BIOGRAPHY FOR MR. ERIC HOLMES IN THE SECTION "FUND MANAGEMENT--PORTFOLIO MANAGERS" BEGINNING ON PAGE 55 OF THE PROSPECTUS WAS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING AS OF FEBRUARY 27, 2009:

Eric J. Holmes has been the portfolio manager of the FIFTH THIRD MICRO CAP VALUE FUND since April 2005 and of the FIFTH THIRD SMALL CAP VALUE FUND since July 2008. Mr. Holmes serves as the Director of Micro Cap Value Strategies and the Co-Director of Small Cap Value Strategies. He joined FTAM in 2003 and has 14 years of investment experience. Since joining FTAM, he has served as the Senior Research Analyst on the Micro Cap Value and Small Cap Value products. Previously, he was a Research Analyst for Victory Capital Management (Keycorp) on the Large Cap Value product, covering the Insurance and miscellaneous Consumer Cyclicals industries. Mr. Holmes also spent 5 years with Manning & Napier Advisors as a Research Analyst, Research Associate, and Research Assistant for the Small Cap Value and Large Cap Value products. He graduated summa cum laude from the State University of New York at Geneseo with a B.A. in Economics, received an M.B.A. in Finance from the Rochester Institute of Technology, and is a CFA charterholder.


                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.

FTFPSSSBR11909

                THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                                FIFTH THIRD FUNDS

                    SUPPLEMENT DATED NOVEMBER 10, 2009 TO THE

                               PROSPECTUS FOR THE

                                EQUITY INDEX FUND
                     INSTITUTIONAL MONEY MARKET MUTUAL FUNDS
                                PREFERRED SHARES

                             DATED NOVEMBER 28, 2008

1. EFFECTIVE NOVEMBER 2, 2009, THE FUNDS' ADVISOR AND ADMINISTRATOR HAVE CONTRACTUALLY AGREED TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO LIMIT TOTAL ANNUAL FUND OPERATING EXPENSES THROUGH NOVEMBER 26, 2010. UNDER THE TERMS OF THE EXPENSE LIMITATION AGREEMENT, FEES WAIVED OR EXPENSES REIMBURSED BY THE ADVISOR AND ADMINISTRATOR ARE SUBJECT TO REIMBURSEMENT BY THE FUND FOR THE 13-MONTH PERIOD IN WHICH THE EXPENSE LIMITATION AGREEMENT IS IN EFFECT. NO REIMBURSEMENT PAYMENTS WILL BE MADE BY THE FUND IF IT WOULD RESULT IN THE FUND EXCEEDING THE EXPENSE LIMITATION DESCRIBED HEREIN.


                                         Contractual Total Annual Fund Operating
                                                Expenses-Expense Limit
                                           -------------------------------------
                                                        0.36%
Institutional Money Market Fund
------------------------------------------ -------------------------------------

Institutional Government Money Market Fund              0.36%
------------------------------------------ -------------------------------------

U.S. Treasury Money Market Fund                         0.36%
------------------------------------------ -------------------------------------

2. EFFECTIVE NOVEMBER 2, 2009, THE FUND'S ADVISOR AND ADMINISTRATOR HAVE CONTRACTUALLY AGREED TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO LIMIT TOTAL ANNUAL FUND OPERATING EXPENSES THROUGH NOVEMBER 30, 2012. UNDER THE TERMS OF THE EXPENSE LIMITATION AGREEMENT, FEES WAIVED OR EXPENSES REIMBURSED BY THE ADVISOR AND ADMINISTRATOR ARE SUBJECT TO REIMBURSEMENT BY THE FUND FOR THE 37-MONTH PERIOD IN WHICH THE EXPENSE LIMITATION AGREEMENT IS IN EFFECT. NO REIMBURSEMENT PAYMENTS WILL BE MADE BY THE FUND IF IT WOULD RESULT IN THE FUND EXCEEDING THE EXPENSE LIMITATION DESCRIBED HEREIN.

                                       Contractual Total Annual Fund Operating
                                               Expenses-Expense Limit
                                      ------------------------------------------

Equity Index Fund                                       0.34%
------------------------------------- ------------------------------------------

3. THIS SUPPLEMENT PROVIDES THE FOLLOWING AMENDED AND SUPPLEMENTAL INFORMATION AND SUPERSEDES ANY INFORMATION TO THE CONTRARY AS JUNE 9, 2009:

Fifth Third U.S. Treasury Money Market Fund (the "Fund") invests, under normal circumstances, at least 80% of its net assets (plus borrowings made for investment purposes) in short-term obligations issued by the U.S. Treasury, repurchase agreements collateralized by U.S. Treasury securities, and shares of money market investment companies that invest exclusively in these securities.

The remaining 20% of the Fund's assets may be invested in short-term obligations that are issued by private issuers or agencies or instrumentalities of the U.S. Government that are guaranteed as to principal or interest by the U.S. Government.

Each of these securities will be an "Eligible Security", as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended, that have been determined to present minimal credit risks and have a remaining maturity of 397 days or less.

U.S. Government securities (or bonds) include debt securities issued or guaranteed as to principal and interest by the U.S. Treasury. Securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include, but are not limited to, U.S. Treasury securities and securities issued by the Government National Mortgage Association (Ginnie Mae) and the Small Business Administration (SBA), as well as obligations of private issuers guaranteed by the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program announced on October 14,

2008. The interest on securities guaranteed by the FDIC under its Temporary Liquidity Guarantee Program may be subject to state and local income taxes.

Investments in U.S. Government securities are subject to prepayment and call risk. For instance, the prices and yields of mortgage-backed securities typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date. The Fund also is subject to interest rate risk, which is the tendency of bond prices to fall when interest rates rise.

Fifth Third U.S. Treasury Money Market Fund does not participate in securities lending.

4. THE FOLLOWING INFORMATION REGARDING THE FUNDS' PARTICIPATION IN THE U.S. DEPARTMENT OF THE TREASURY'S TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS WAS UPDATED AS OF APRIL 14, 2009.

The Fifth Third Institutional Money Market Fund, Fifth Third Institutional Government Money Market Fund, and Fifth Third U.S. Treasury Money Market Fund (each, a "Fund" and, collectively, the "Funds") currently participate in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"), which was scheduled to expire on April 30, 2009. The Program has been extended through September 18, 2009. On April 2, 2009, the Board of Trustees of the Fifth Third Funds authorized the Funds to apply for continued participation in the Program. Subject to certain conditions and limitations, in the event that the per share value of a Fund falls below $0.995 and a Fund liquidates its holdings, the Program will provide coverage to shareholders in the Fund for up to $1.00 per share for the lesser of either the number of shares the investor held in the Fund at the close of business on September 19, 2008 or the number of shares the investor held the date the per share value fell below $0.995. Any increase in the number of shares an investor holds after the close of business on September 19, 2008 will not be covered by the Program. In addition, if an investor closes his or her account with a Fund or broker-dealer, any future investment in the Fund will not be guaranteed.

SHARES ACQUIRED BY INVESTORS AFTER SEPTEMBER 19, 2008 GENERALLY ARE NOT ELIGIBLE FOR PROTECTION UNDER THE PROGRAM.

The Program is funded from assets in the Exchange Stabilization Fund (the "ESF"). Payments to investors under the Program will depend on the availability of assets in the ESF. The U.S. Department of the Treasury (the "Treasury") and the Secretary of the Treasury have the authority to use assets from the ESF for purposes other than those of the Program.

The Funds' continued participation in the Program (i.e., for the period from May 1, 2009 through September 18, 2009) requires a non-refundable Program extension payment to the Treasury in the amount of 0.015% multiplied by the number of outstanding shares of the Funds as of September 19, 2008. This expense will be borne by the Funds without regard to any expense limitation currently in effect for the Funds and is in addition to the total annual Fund operating expenses reflected in each Fund's "Shareholder Fees and Fund Expenses" table in the Prospectus. The Program will not be extended beyond 11:59 p.m., Eastern Standard Time, on September 18, 2009.

You can contact the Funds at 1-800-282-5706 for more information regarding the Funds' participation in the Program. Additional information about the Program is available at http://www.treas.gov.

5. FOOTNOTE 3 IN THE SHAREHOLDER FEES TABLE ON PAGE 7 OF THE SECTION ENTITLED "SHAREHOLDER FEES AND FUND EXPENSES" WAS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING AS OF FEBRUARY 27, 2009:

(3)The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through November 28, 2009. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor or Administrator are subject to reimbursement by the Funds for the 13-month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by a Fund if it would result in the Fund exceeding the expense limitation described herein. With regard to Institutional Money Market fund, Institutional Government Money Market Fund and U.S. Treasury Money Market fund, fees paid for the participation in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds will be borne by each Fund without regard to such Fund's expense limitation agreement and are in addition to each Fund's Total Annual Fund Operating Expenses described above.

                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.

FTFPSSMMP11909

                THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                                FIFTH THIRD FUNDS

                    SUPPLEMENT DATED NOVEMBER 10, 2009 TO THE

                               PROSPECTUS FOR THE

                                EQUITY INDEX FUND
                     INSTITUTIONAL MONEY MARKET MUTUAL FUNDS
                                  SELECT SHARES

                             DATED NOVEMBER 28, 2008

1. EFFECTIVE NOVEMBER 2, 2009, THE FUNDS' ADVISOR AND ADMINISTRATOR HAVE CONTRACTUALLY AGREED TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO LIMIT TOTAL ANNUAL FUND OPERATING EXPENSES THROUGH NOVEMBER 26, 2010. UNDER THE TERMS OF THE EXPENSE LIMITATION AGREEMENT, FEES WAIVED OR EXPENSES REIMBURSED BY THE ADVISOR AND ADMINISTRATOR ARE SUBJECT TO REIMBURSEMENT BY THE FUND FOR THE 13-MONTH PERIOD IN WHICH THE EXPENSE LIMITATION AGREEMENT IS IN EFFECT. NO REIMBURSEMENT PAYMENTS WILL BE MADE BY THE FUND IF IT WOULD RESULT IN THE FUND EXCEEDING THE EXPENSE LIMITATION DESCRIBED HEREIN.

                                               Contractual Total Annual Fund Operating
                                                       Expenses-Expense Limit

Institutional Money Market Fund                                 0.29%
--------------------------------------------- ------------------------------------------

Institutional Government Money Market Fund                      0.29%
--------------------------------------------- ------------------------------------------

U.S. Treasury Money Market Fund                                 0.29%
--------------------------------------------- ------------------------------------------

2. EFFECTIVE NOVEMBER 2, 2009, THE FUND'S ADVISOR AND ADMINISTRATOR HAVE CONTRACTUALLY AGREED TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO LIMIT TOTAL ANNUAL FUND OPERATING EXPENSES THROUGH NOVEMBER 30, 2012. UNDER THE TERMS OF THE EXPENSE LIMITATION AGREEMENT, FEES WAIVED OR EXPENSES REIMBURSED BY THE ADVISOR AND ADMINISTRATOR ARE SUBJECT TO REIMBURSEMENT BY THE FUND FOR THE 37-MONTH PERIOD IN WHICH THE EXPENSE LIMITATION AGREEMENT IS IN EFFECT. NO REIMBURSEMENT PAYMENTS WILL BE MADE BY THE FUND IF IT WOULD RESULT IN THE FUND EXCEEDING THE EXPENSE LIMITATION DESCRIBED HEREIN.

                                       Contractual Total Annual Fund Operating
                                               Expenses-Expense Limit

Equity Index Fund                                       0.27%
------------------------------------- ------------------------------------------


3. THIS SUPPLEMENT PROVIDES THE FOLLOWING AMENDED AND SUPPLEMENTAL INFORMATION AND SUPERSEDES ANY INFORMATION TO THE CONTRARY AS OF JUNE 9, 2009:

Fifth Third U.S. Treasury Money Market Fund (the "Fund") invests, under normal circumstances, at least 80% of its net assets (plus borrowings made for investment purposes) in short-term obligations issued by the U.S. Treasury, repurchase agreements collateralized by U.S. Treasury securities, and shares of money market investment companies that invest exclusively in these securities.

The remaining 20% of the Fund's assets may be invested in short-term obligations that are issued by private issuers or agencies or instrumentalities of the U.S. Government that are guaranteed as to principal or interest by the U.S. Government.

Each of these securities will be an "Eligible Security", as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended, that have been determined to present minimal credit risks and have a remaining maturity of 397 days or less.

U.S. Government securities (or bonds) include debt securities issued or guaranteed as to principal and interest by the U.S. Treasury. Securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include, but are not limited to, U.S. Treasury securities and securities issued by the Government National Mortgage Association (Ginnie Mae) and the Small Business Administration (SBA), as well as obligations of private issuers guaranteed by the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program announced on October 14,

2008. The interest on securities guaranteed by the FDIC under its Temporary Liquidity Guarantee Program may be subject to state and local income taxes.

Investments in U.S. Government securities are subject to prepayment and call risk. For instance, the prices and yields of mortgage-backed securities typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date. The Fund also is subject to interest rate risk, which is the tendency of bond prices to fall when interest rates rise.

Fifth Third U.S. Treasury Money Market Fund does not participate in securities lending.

4. THE FOLLOWING INFORMATION REGARDING THE FUNDS' PARTICIPATION IN THE U.S. DEPARTMENT OF THE TREASURY'S TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS WAS UPDATED AS OF APRIL 14, 2009.


The Fifth Third Institutional Money Market Fund, Fifth Third Institutional Government Money Market Fund, and Fifth Third U.S. Treasury Money Market Fund (each, a "Fund" and, collectively, the "Funds") currently participate in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"), which was scheduled to expire on April 30, 2009. The Program has been extended through September 18, 2009. On April 2, 2009, the Board of Trustees of the Fifth Third Funds authorized the Funds to apply for continued participation in the Program. Subject to certain conditions and limitations, in the event that the per share value of a Fund falls below $0.995 and a Fund liquidates its holdings, the Program will provide coverage to shareholders in the Fund for up to $1.00 per share for the lesser of either the number of shares the investor held in the Fund at the close of business on September 19, 2008 or the number of shares the investor held the date the per share value fell below $0.995. Any increase in the number of shares an investor holds after the close of business on September 19, 2008 will not be covered by the Program. In addition, if an investor closes his or her account with a Fund or broker-dealer, any future investment in the Fund will not be guaranteed.

SHARES ACQUIRED BY INVESTORS AFTER SEPTEMBER 19, 2008 GENERALLY ARE NOT ELIGIBLE FOR PROTECTION UNDER THE PROGRAM.

The Program is funded from assets in the Exchange Stabilization Fund (the "ESF"). Payments to investors under the Program will depend on the availability of assets in the ESF. The U.S. Department of the Treasury (the "Treasury") and the Secretary of the Treasury have the authority to use assets from the ESF for purposes other than those of the Program.

The Funds' continued participation in the Program (i.e., for the period from May 1, 2009 through September 18, 2009) requires a non-refundable Program extension payment to the Treasury in the amount of 0.015% multiplied by the number of outstanding shares of the Funds as of September 19, 2008. This expense will be borne by the Funds without regard to any expense limitation currently in effect for the Funds and is in addition to the total annual Fund operating expenses reflected in each Fund's "Shareholder Fees and Fund Expenses" table in the Prospectus. The Program will not be extended beyond 11:59 p.m., Eastern Standard Time, on September 18, 2009.

You can contact the Funds at 1-800-282-5706 for more information regarding the Funds' participation in the Program. Additional information about the Program is available at http://www.treas.gov.

5. FOOTNOTE 3 IN THE SHAREHOLDER FEES TABLE ON PAGE 7 OF THE SECTION ENTITLED "SHAREHOLDER FEES AND FUND EXPENSES" WAS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING AS OF FEBRUARY 27, 2009:

(3)The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through November 28, 2009. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor or Administrator are subject to reimbursement by the Funds for the 13-month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by a Fund if it would result in the Fund exceeding the expense limitation described herein. With regard to Institutional Money Market fund, Institutional Government Money Market Fund and U.S. Treasury Money Market fund, fees paid for the participation in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds will be borne by each Fund without regard to such Fund's expense limitation agreement and are in addition to each Fund's Total Annual Fund Operating Expenses described above.

                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.

FTFPSSMMS11909

                THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                                FIFTH THIRD FUNDS

                    SUPPLEMENT DATED NOVEMBER 10, 2009 TO THE

                               PROSPECTUS FOR THE

                                EQUITY INDEX FUND
                     INSTITUTIONAL MONEY MARKET MUTUAL FUNDS
                                  TRUST SHARES

                             DATED NOVEMBER 28, 2008

1. EFFECTIVE NOVEMBER 2, 2009, THE FUNDS' ADVISOR AND ADMINISTRATOR HAVE CONTRACTUALLY AGREED TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO LIMIT TOTAL ANNUAL FUND OPERATING EXPENSES THROUGH NOVEMBER 26, 2010. UNDER THE TERMS OF THE EXPENSE LIMITATION AGREEMENT, FEES WAIVED OR EXPENSES REIMBURSED BY THE ADVISOR AND ADMINISTRATOR ARE SUBJECT TO REIMBURSEMENT BY THE FUND FOR THE 13-MONTH PERIOD IN WHICH THE EXPENSE LIMITATION AGREEMENT IS IN EFFECT. NO REIMBURSEMENT PAYMENTS WILL BE MADE BY THE FUND IF IT WOULD RESULT IN THE FUND EXCEEDING THE EXPENSE LIMITATION DESCRIBED HEREIN.

                                             Contractual Total Annual Fund Operating
                                                     Expenses-Expense Limit
                                            ------------------------------------------

Institutional Money Market Fund                               0.46%
------------------------------------------- ------------------------------------------

Institutional Government Money Market Fund                    0.46%
------------------------------------------- ------------------------------------------

U.S. Treasury Money Market Fund                               0.46%
------------------------------------------- ------------------------------------------

2. EFFECTIVE NOVEMBER 2, 2009, THE FUND'S ADVISOR AND ADMINISTRATOR HAVE CONTRACTUALLY AGREED TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO LIMIT TOTAL ANNUAL FUND OPERATING EXPENSES THROUGH NOVEMBER 30, 2012. UNDER THE TERMS OF THE EXPENSE LIMITATION AGREEMENT, FEES WAIVED OR EXPENSES REIMBURSED BY THE ADVISOR AND ADMINISTRATOR ARE SUBJECT TO REIMBURSEMENT BY THE FUND FOR THE 37-MONTH PERIOD IN WHICH THE EXPENSE LIMITATION AGREEMENT IS IN EFFECT. NO REIMBURSEMENT PAYMENTS WILL BE MADE BY THE FUND IF IT WOULD RESULT IN THE FUND EXCEEDING THE EXPENSE LIMITATION DESCRIBED HEREIN.

                                       Contractual Total Annual Fund Operating
                                               Expenses-Expense Limit
                                      ------------------------------------------

Equity Index Fund                                       0.44%
------------------------------------- ------------------------------------------

3. THIS SUPPLEMENT PROVIDES THE FOLLOWING AMENDED AND SUPPLEMENTAL INFORMATION AND SUPERSEDES ANY INFORMATION TO THE CONTRARY AS OF JUNE 9, 2009:

Fifth Third U.S. Treasury Money Market Fund (the "Fund") invests, under normal circumstances, at least 80% of its net assets (plus borrowings made for investment purposes) in short-term obligations issued by the U.S. Treasury, repurchase agreements collateralized by U.S. Treasury securities, and shares of money market investment companies that invest exclusively in these securities.

The remaining 20% of the Fund's assets may be invested in short-term obligations that are issued by private issuers or agencies or instrumentalities of the U.S. Government that are guaranteed as to principal or interest by the U.S. Government.

Each of these securities will be an "Eligible Security", as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended, that have been determined to present minimal credit risks and have a remaining maturity of 397 days or less.

U.S. Government securities (or bonds) include debt securities issued or guaranteed as to principal and interest by the U.S. Treasury. Securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include, but are not limited to, U.S. Treasury securities and securities issued by the Government National Mortgage Association (Ginnie Mae) and the Small Business Administration (SBA), as well as obligations of private issuers guaranteed by the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program announced on October 14,

2008. The interest on securities guaranteed by the FDIC under its Temporary Liquidity Guarantee Program may be subject to state and local income taxes.

Investments in U.S. Government securities are subject to prepayment and call risk. For instance, the prices and yields of mortgage-backed securities typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date. The Fund also is subject to interest rate risk, which is the tendency of bond prices to fall when interest rates rise.

Fifth Third U.S. Treasury Money Market Fund does not participate in securities lending.

4. THE FOLLOWING INFORMATION REGARDING THE FUNDS' PARTICIPATION IN THE U.S. DEPARTMENT OF THE TREASURY'S TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS WAS UPDATED AS OF APRIL 15, 2009.


The Fifth Third Institutional Money Market Fund, Fifth Third Institutional Government Money Market Fund, and Fifth Third U.S. Treasury Money Market Fund (each, a "Fund" and, collectively, the "Funds") currently participate in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"), which was scheduled to expire on April 30, 2009. The Program has been extended through September 18, 2009. On April 2, 2009, the Board of Trustees of the Fifth Third Funds authorized the Funds to apply for continued participation in the Program. Subject to certain conditions and limitations, in the event that the per share value of a Fund falls below $0.995 and a Fund liquidates its holdings, the Program will provide coverage to shareholders in the Fund for up to $1.00 per share for the lesser of either the number of shares the investor held in the Fund at the close of business on September 19, 2008 or the number of shares the investor held the date the per share value fell below $0.995. Any increase in the number of shares an investor holds after the close of business on September 19, 2008 will not be covered by the Program. In addition, if an investor closes his or her account with a Fund or broker-dealer, any future investment in the Fund will not be guaranteed.

SHARES ACQUIRED BY INVESTORS AFTER SEPTEMBER 19, 2008 GENERALLY ARE NOT ELIGIBLE FOR PROTECTION UNDER THE PROGRAM.

The Program is funded from assets in the Exchange Stabilization Fund (the "ESF"). Payments to investors under the Program will depend on the availability of assets in the ESF. The U.S. Department of the Treasury (the "Treasury") and the Secretary of the Treasury have the authority to use assets from the ESF for purposes other than those of the Program.

The Funds' continued participation in the Program (i.e., for the period from May 1, 2009 through September 18, 2009) requires a non-refundable Program extension payment to the Treasury in the amount of 0.015% multiplied by the number of outstanding shares of the Funds as of September 19, 2008. This expense will be borne by the Funds without regard to any expense limitation currently in effect for the Funds and is in addition to the total annual Fund operating expenses reflected in each Fund's "Shareholder Fees and Fund Expenses" table in the Prospectus. The Program will not be extended beyond 11:59 p.m., Eastern Standard Time, on September 18, 2009.

You can contact the Funds at 1-800-282-5706 for more information regarding the Funds' participation in the Program. Additional information about the Program is available at http://www.treas.gov.

5. FOOTNOTE 3 IN THE SHAREHOLDER FEES TABLE ON PAGE 7 OF THE SECTION ENTITLED "SHAREHOLDER FEES AND FUND EXPENSES" WAS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING AS OF FEBRUARY 27, 2009:

(3)The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through November 28, 2009. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor or Administrator are subject to reimbursement by the Funds for the 13-month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by a Fund if it would result in the Fund exceeding the expense limitation described herein. With regard to Institutional Money Market fund, Institutional Government Money Market Fund and U.S. Treasury Money Market fund, fees paid for the participation in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds will be borne by each Fund without regard to such Fund's expense limitation agreement and are in addition to each Fund's Total Annual Fund Operating Expenses described above.

                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.

FTFPSSMMT11909

                THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                                FIFTH THIRD FUNDS

                    SUPPLEMENT DATED NOVEMBER 10, 2009 TO THE

                               PROSPECTUS FOR THE

                     INSTITUTIONAL MONEY MARKET MUTUAL FUNDS
                              INSTITUTIONAL SHARES

                             DATED NOVEMBER 28, 2008

1. EFFECTIVE NOVEMBER 2, 2009, THE FUNDS' ADVISOR AND ADMINISTRATOR HAVE CONTRACTUALLY AGREED TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO LIMIT TOTAL ANNUAL FUND OPERATING EXPENSES THROUGH NOVEMBER 26, 2010. UNDER THE TERMS OF THE EXPENSE LIMITATION AGREEMENT, FEES WAIVED OR EXPENSES REIMBURSED BY THE ADVISOR AND ADMINISTRATOR ARE SUBJECT TO REIMBURSEMENT BY THE FUND FOR THE 13-MONTH PERIOD IN WHICH THE EXPENSE LIMITATION AGREEMENT IS IN EFFECT. NO REIMBURSEMENT PAYMENTS WILL BE MADE BY THE FUND IF IT WOULD RESULT IN THE FUND EXCEEDING THE EXPENSE LIMITATION DESCRIBED HEREIN.

                                                   Contractual Total Annual Fund Operating
                                                           Expenses-Expense Limit
                                               ----------------------------------------------

Institutional Money Market Fund                                     0.21%
----------------------------------------------- ----------------------------------------------

Institutional Government Money Market Fund                          0.21%
----------------------------------------------- ----------------------------------------------

U.S. Treasury Money Market Fund                                     0.21%
----------------------------------------------- ----------------------------------------------

2. THIS SUPPLEMENT PROVIDES THE FOLLOWING AMENDED AND SUPPLEMENTAL INFORMATION AND SUPERSEDES ANY INFORMATION TO THE CONTRARY AS OF JUNE 9 2009

Fifth Third U.S. Treasury Money Market Fund (the "Fund") invests, under normal circumstances, at least 80% of its net assets (plus borrowings made for investment purposes) in short-term obligations issued by the U.S. Treasury, repurchase agreements collateralized by U.S. Treasury securities, and shares of money market investment companies that invest exclusively in these securities.

The remaining 20% of the Fund's assets may be invested in short-term obligations that are issued by private issuers or agencies or instrumentalities of the U.S. Government that are guaranteed as to principal or interest by the U.S. Government.

Each of these securities will be an "Eligible Security", as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended, that have been determined to present minimal credit risks and have a remaining maturity of 397 days or less.

U.S. Government securities (or bonds) include debt securities issued or guaranteed as to principal and interest by the U.S. Treasury. Securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include, but are not limited to, U.S. Treasury securities and securities issued by the Government National Mortgage Association (Ginnie Mae) and the Small Business Administration (SBA), as well as obligations of private issuers guaranteed by the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program announced on October 14, 2008. The interest on securities guaranteed by the FDIC under its Temporary Liquidity Guarantee Program may be subject to state and local income taxes.

Investments in U.S. Government securities are subject to prepayment and call risk. For instance, the prices and yields of mortgage-backed securities typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date. The Fund also is subject to interest rate risk, which is the tendency of bond prices to fall when interest rates rise.

Fifth Third U.S. Treasury Money Market Fund does not participate in securities lending.

3 THE FOLLOWING INFORMATION REGARDING THE FUNDS' PARTICIPATION IN THE U.S. DEPARTMENT OF THE TREASURY'S TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS WAS UPDATED AS OF APRIL 14, 2009.

The Fifth Third Institutional Money Market Fund, Fifth Third Institutional Government Money Market Fund, and Fifth Third U.S. Treasury Money Market Fund (each, a "Fund" and, collectively, the "Funds") currently participate in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"), which was scheduled to expire on April 30, 2009. The Program has been extended through September 18, 2009. On April 2, 2009, the Board of Trustees of the Fifth Third Funds authorized the Funds to apply for continued participation in the Program. Subject to certain conditions and limitations, in the event that the per share value of a Fund falls below $0.995 and a Fund liquidates its holdings, the Program will provide coverage to shareholders in the Fund for up to $1.00 per share for the lesser of either the number of shares the investor held in the Fund at the close of business on September 19, 2008 or the number of shares the investor held the date the per share value fell below $0.995. Any increase in the number of shares an investor holds after the close of business on September 19, 2008 will not be covered by the Program. In addition, if an investor closes his or her account with a Fund or broker-dealer, any future investment in the Fund will not be guaranteed.

SHARES ACQUIRED BY INVESTORS AFTER SEPTEMBER 19, 2008 GENERALLY ARE NOT ELIGIBLE FOR PROTECTION UNDER THE PROGRAM.

The Program is funded from assets in the Exchange Stabilization Fund (the "ESF"). Payments to investors under the Program will depend on the availability of assets in the ESF. The U.S. Department of the Treasury (the "Treasury") and the Secretary of the Treasury have the authority to use assets from the ESF for purposes other than those of the Program.

The Funds' continued participation in the Program (i.e., for the period from May 1, 2009 through September 18, 2009) requires a non-refundable Program extension payment to the Treasury in the amount of 0.015% multiplied by the number of outstanding shares of the Funds as of September 19, 2008. This expense will be borne by the Funds without regard to any expense limitation currently in effect for the Funds and is in addition to the total annual Fund operating expenses reflected in each Fund's "Shareholder Fees and Fund Expenses" table in the Prospectus. The Program will not be extended beyond 11:59 p.m., Eastern Standard Time, on September 18, 2009.

You can contact the Funds at 1-800-282-5706 for more information regarding the Funds' participation in the Program. Additional information about the Program is available at http://www.treas.gov.

4. FOOTNOTE 3 IN THE SHAREHOLDER FEES TABLE ON PAGE 5 OF THE SECTION ENTITLED "SHAREHOLDER FEES AND FUND EXPENSES" WAS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING AS OF FEBRUARY 27, 2009:

(3)The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through November 28, 2009. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor or Administrator are subject to reimbursement by the Funds for the 13-month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by a Fund if it would result in the Fund exceeding the expense limitation described herein. With regard to Institutional Money Market fund, Institutional Government Money Market Fund and U.S. Treasury Money Market fund, fees paid for the participation in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds will be borne by each Fund without regard to such Fund's expense limitation agreement and are in addition to each Fund's Total Annual Fund Operating Expenses described above.


                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.


FTFPSSIMMI11909

                THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                                FIFTH THIRD FUNDS

                    SUPPLEMENT DATED NOVEMBER 10, 2009 TO THE

                               PROSPECTUS FOR THE
                                LIFEMODEL FUNDSSM
                       CLASS A, CLASS B AND CLASS C SHARES

                             DATED DECEMBER 2, 2008

1. EFFECTIVE NOVEMBER 2, 2009, THE FUNDS' ADVISOR AND ADMINISTRATOR HAVE CONTRACTUALLY AGREED TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO LIMIT TOTAL ANNUAL FUND OPERATING EXPENSES THROUGH NOVEMBER 30, 2012. UNDER THE TERMS OF THE EXPENSE LIMITATION AGREEMENT, FEES WAIVED OR EXPENSES REIMBURSED BY THE ADVISOR AND ADMINISTRATOR ARE SUBJECT TO REIMBURSEMENT BY THE FUND FOR THE 37-MONTH PERIOD IN WHICH THE EXPENSE LIMITATION AGREEMENT IS IN EFFECT. NO REIMBURSEMENT PAYMENTS WILL BE MADE BY THE FUND IF IT WOULD RESULT IN THE FUND EXCEEDING THE EXPENSE LIMITATION DESCRIBED HEREIN.

                                         Contractual Total Annual Fund Operating
                                                 Expenses-Expense Limit
                                         ---------------------------------------

LifeModel Aggressive FundSM
---------------------------------------- ---------------------------------------

   Class A Shares                                          0.33%
---------------------------------------- ---------------------------------------

   Class B Shares                                          1.08%
---------------------------------------- ---------------------------------------

   Class C Shares                                          1.08%
---------------------------------------- ---------------------------------------


LifeModel Moderately Aggressive FundSM
---------------------------------------- ---------------------------------------

   Class A Shares                                          0.33%
---------------------------------------- ---------------------------------------

   Class B Shares                                          1.08%
---------------------------------------- ---------------------------------------

   Class C Shares                                          1.08%
---------------------------------------- ---------------------------------------


LifeModel Moderate FundSM
---------------------------------------- ---------------------------------------

   Class A Shares                                          0.33%
---------------------------------------- ---------------------------------------

   Class B Shares                                          1.08%
---------------------------------------- ---------------------------------------

   Class C Shares                                          1.08%
---------------------------------------- ---------------------------------------


LifeModel Moderately Conservative FundSM
---------------------------------------- ---------------------------------------

   Class A Shares                                          0.33%
---------------------------------------- ---------------------------------------

   Class B Shares                                          1.08%
--------------------------------------- ---------------------------------------

   Class C Shares                                          1.08%
---------------------------------------- ---------------------------------------


LifeModel Conservative FundSM
---------------------------------------- ---------------------------------------

   Class A Shares                                          0.33%
---------------------------------------- ---------------------------------------

   Class B Shares                                          1.08%
---------------------------------------- ---------------------------------------

   Class C Shares                                          1.08%
---------------------------------------- ---------------------------------------

2. THIS SUPPLEMENT PROVIDES THE FOLLOWING AMENDED AND SUPPLEMENTAL INFORMATION AND SUPERSEDES ANY INFORMATION TO THE CONTRARY AS OF JUNE 9, 2009:

Fifth Third U.S. Treasury Money Market Fund (the "Treasury Fund"), an underlying fund in which the LifeModel Funds may invest, invests, under normal circumstances, at least 80% of its net assets (plus borrowings made for investment purposes) in short-term obligations issued by the U.S. Treasury, repurchase agreements collateralized by U.S. Treasury securities, and shares of money market investment companies that invest exclusively in these securities.

The remaining 20% of the Treasury Fund's assets may be invested in short-term obligations that are issued by private issuers or agencies or instrumentalities of the U.S. Government that are guaranteed as to principal or interest by the U.S. Government.

Each of these securities will be an "Eligible Security", as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended, that have been determined to present minimal credit risks and have a remaining maturity of 397 days or less.

U.S. Government securities (or bonds) include debt securities issued or guaranteed as to principal and interest by the U.S. Treasury. Securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include, but are not limited to, U.S. Treasury securities and securities issued by the Government National Mortgage Association (Ginnie Mae) and the Small Business Administration (SBA), as well as obligations of private issuers guaranteed by the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program announced on October 14, 2008. The interest on securities guaranteed by the FDIC under its Temporary Liquidity Guarantee Program may be subject to state and local income taxes.

Investments in U.S. Government securities are subject to prepayment and call risk. For instance, the prices and yields of mortgage-backed securities typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Treasury Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date. The Treasury Fund also is subject to interest rate risk, which is the tendency of bond prices to fall when interest rates rise.

Treasury Fund does not participate in securities lending.

Effective immediately, the section entitled "Additional Information about the Funds' and Underlying Funds' Investments-Principal Investment
Strategies-Underlying Funds-Fifth Third U.S. Treasury Money Market Fund" on page 32 of the Prospectus is revised accordingly.

3. EACH OF THE LIFEMODEL FUNDSSM INVESTS IN FIFTH THIRD STRUCTURED LARGE CAP PLUS FUND. THE INFORMATION UNDER THE HEADING "SPECIAL INFORMATION ABOUT THE STRUCTURED LARGE CAP PLUS FUND" IN THE "PRINCIPAL INVESTMENT STRATEGIES" SECTION FOR EACH FUND (EXCEPT FIFTH THIRD LIFEMODEL CONSERVATIVE FUNDSM) IN THE PROSPECTUS WAS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING DISCLOSURE AS OF MARCH 20, 2009:

As described below, the Fifth Third Structured Large Cap Plus Fund (the "SLCP Fund"), one of the underlying mutual funds in which the Fund invests, may sell securities short as part of its investment strategy. Prior to September 19, 2009, Lehman Brothers, Inc. ("LBI") served as the exclusive prime broker for the SLCP Fund's short sales. Due to severe financial difficulties, LBI's business is currently being liquidated under the Securities Investor Protection Act. The trustee for the liquidation proceedings (the "Liquidation Trustee") has taken a position with respect to the valuation date for the SLCP Fund's short positions which Fund management believes to be incorrect and materially disadvantageous to the SLCP Fund. While efforts to resolve this dispute are still being pursued, a partial settlement of this dispute with the Liquidation Trustee was reached on March 13, 2009. Under the partial settlement, the SLCP Fund has established an escrow account at the SLCP Fund's custodian bank with respect to the amount in dispute ($18,179,102.19). THE SUBSTANCE OF THE DISPUTE ITSELF HAS NOT BEEN RESOLVED. While the dispute remains unresolved, assets in the escrow account are invested in a money market fund not affiliated with Fifth Third Funds and therefore are not invested in accordance with the SLCP Fund's investment strategy described in the SLCP Fund's prospectus. These assets also are not available to meet the SLCP Fund's general obligations. The amount in the escrow account is subject to change due to, among other things, escrow account fees and investment results.

Given the above uncertainties, the benefits of a favorable outcome are too speculative to be included in the SLCP Fund's share value calculation. Therefore, the SLCP Fund's per-share net asset value continues to reflect a negative outcome. Shareholders who redeem shares prior to resolution of the dispute will lose the right to benefit, should the outcome be favorable. As of March 13, 2009, the SLCP Fund's net asset value was approximately $64,030,147.18.

While the SLCP Fund is pressing for an acceptable resolution of the dispute, it is anticipated that the above-described circumstances may continue for a protracted period, and it is unclear whether the dispute will be resolved in a manner favorable to the SLCP Fund. Should the position of the Liquidation Trustee prevail, the assets in the escrow account will not belong to the SLCP Fund or its shareholders, including the Fund.

The SLCP Fund's legal expenses related to these matters, including costs of possible litigation, are considered extraordinary expenses and therefore are borne by the SLCP Fund without regard to the SLCP Fund's expense limitation agreement. These expenses have been and may continue to be substantial. Each LifeModel Fund indirectly pays a portion of the expenses of the SLCP Fund. These expenses, as well as declines in assets resulting from recent market conditions, may result in the Fund's expense ratio being higher than that disclosed in the Prospectus.

The SLCP Fund presently is closed to all new purchases. Shareholders who participate in automatic reinvestment of dividends and/or capital gains distributions will continue to receive shares of the SLCP Fund through those programs.

4. IN ADDITION, THE FIRST FOUR PARAGRAPHS UNDER THE HEADING "FIFTH THIRD STRUCTURED LARGE CAP PLUS FUND" ON PAGE 27 OF THE PROSPECTUS WERE DELETED AND REPLACED WITH THE ABOVE DISCLOSURE ON MARCH 20, 2009, EXCEPT THAT THE FIRST SENTENCE SHALL READ: "As described in the below summary, the Fifth Third Structured Large Cap Plus Fund (the "SLCP Fund") may sell securities short as part of its investment strategy."

5. THE LIFEMODEL FUNDSSM PROSPECTUS WAS UPDATED TO REFLECT THE FOLLOWING PORTFOLIO MANAGER CHANGE AS OF MARCH 20, 2009:

Mr. J. Jeffrey Krumpelman no longer serves as a portfolio manager of the Fifth Third LifeModel FundsSM, Fifth Third Dividend Growth Fund or Fifth Third Strategic Income Fund. References to Mr. Krumpelman in the LifeModel FundsSM Prospectus are hereby deleted in their entirety.


                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE


FTFPSSLMR11909

                THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                                FIFTH THIRD FUNDS

                    SUPPLEMENT DATED NOVEMBER 10, 2009 TO THE

                               PROSPECTUS FOR THE
                                LIFEMODEL FUNDSSM
                              INSTITUTIONAL SHARES

                             DATED DECEMBER 2, 2008

1. EFFECTIVE NOVEMBER 2, 2009, THE FUNDS' ADVISOR AND ADMINISTRATOR HAVE CONTRACTUALLY AGREED TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO LIMIT TOTAL ANNUAL FUND OPERATING EXPENSES THROUGH NOVEMBER 30, 2012. UNDER THE TERMS OF THE EXPENSE LIMITATION AGREEMENT, FEES WAIVED OR EXPENSES REIMBURSED BY THE ADVISOR AND ADMINISTRATOR ARE SUBJECT TO REIMBURSEMENT BY THE FUND FOR THE 37-MONTH PERIOD IN WHICH THE EXPENSE LIMITATION AGREEMENT IS IN EFFECT. NO REIMBURSEMENT PAYMENTS WILL BE MADE BY THE FUND IF IT WOULD RESULT IN THE FUND EXCEEDING THE EXPENSE LIMITATION DESCRIBED HEREIN.

                                         Contractual Total Annual Fund Operating
                                                 Expenses-Expense Limit
                                          --------------------------------------

LifeModel Aggressive Fund(SM)                             0.08%
----------------------------------------- --------------------------------------

LifeModel Moderately Aggressive Fund(SM)                  0.08%
----------------------------------------- --------------------------------------

LifeModel Moderate Fund(SM)                               0.08%
----------------------------------------- --------------------------------------

LifeModel Moderately Conservative Fund(SM)                0.08%
----------------------------------------- --------------------------------------

LifeModel Conservative Fund(SM)                           0.08%
----------------------------------------- --------------------------------------

2. THIS SUPPLEMENT PROVIDES THE FOLLOWING AMENDED AND SUPPLEMENTAL INFORMATION AND SUPERSEDES ANY INFORMATION TO THE CONTRARY AS OF JUNE 9, 2009:

Fifth Third U.S. Treasury Money Market Fund (the "Treasury Fund"), an underlying fund in which the LifeModel Funds may invest, invests, under normal circumstances, at least 80% of its net assets (plus borrowings made for investment purposes) in short-term obligations issued by the U.S. Treasury, repurchase agreements collateralized by U.S. Treasury securities, and shares of money market investment companies that invest exclusively in these securities.

The remaining 20% of the Treasury Fund's assets may be invested in short-term obligations that are issued by private issuers or agencies or instrumentalities of the U.S. Government that are guaranteed as to principal or interest by the U.S. Government.

Each of these securities will be an "Eligible Security", as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended, that have been determined to present minimal credit risks and have a remaining maturity of 397 days or less.

U.S. Government securities (or bonds) include debt securities issued or guaranteed as to principal and interest by the U.S. Treasury. Securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include, but are not limited to, U.S. Treasury securities and securities issued by the Government National Mortgage Association (Ginnie Mae) and the Small Business Administration (SBA), as well as obligations of private issuers guaranteed by the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program announced on October 14, 2008. The interest on securities guaranteed by the FDIC under its Temporary Liquidity Guarantee Program may be subject to state and local income taxes.

Investments in U.S. Government securities are subject to prepayment and call risk. For instance, the prices and yields of mortgage-backed securities typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Treasury Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date. The Treasury Fund also is subject to interest rate risk, which is the tendency of bond prices to fall when interest rates rise.

Treasury Fund does not participate in securities lending.

Effective immediately, the section entitled "Additional Information about the Funds' and Underlying Funds' Investments-Principal Investment
Strategies-Underlying Funds-Fifth Third U.S. Treasury Money Market Fund" on page 30 of the Prospectus is revised accordingly.

3. EACH OF THE LIFEMODEL FUNDSSM INVESTS IN FIFTH THIRD STRUCTURED LARGE CAP PLUS FUND. THE INFORMATION UNDER THE HEADING "SPECIAL INFORMATION ABOUT THE STRUCTURED LARGE CAP PLUS FUND" IN THE "PRINCIPAL INVESTMENT STRATEGIES" SECTION FOR EACH FUND (EXCEPT FIFTH THIRD LIFEMODEL CONSERVATIVE FUNDSM) IN THE PROSPECTUS WAS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING DISCLOSURE AS OF MARCH 20, 2009:

As described below, the Fifth Third Structured Large Cap Plus Fund (the "SLCP Fund"), one of the underlying mutual funds in which the Fund invests, may sell securities short as part of its investment strategy. Prior to September 19, 2009, Lehman Brothers, Inc. ("LBI") served as the exclusive prime broker for the SLCP Fund's short sales. Due to severe financial difficulties, LBI's business is currently being liquidated under the Securities Investor Protection Act. The trustee for the liquidation proceedings (the "Liquidation Trustee") has taken a position with respect to the valuation date for the SLCP Fund's short positions which Fund management believes to be incorrect and materially disadvantageous to the SLCP Fund. While efforts to resolve this dispute are still being pursued, a partial settlement of this dispute with the Liquidation Trustee was reached on March 13, 2009. Under the partial settlement, the SLCP Fund has established an escrow account at the SLCP Fund's custodian bank with respect to the amount in dispute ($18,179,102.19). THE SUBSTANCE OF THE DISPUTE ITSELF HAS NOT BEEN RESOLVED. While the dispute remains unresolved, assets in the escrow account are invested in a money market fund not affiliated with Fifth Third Funds and therefore are not invested in accordance with the SLCP Fund's investment strategy described in the SLCP Fund's prospectus. These assets also are not available to meet the SLCP Fund's general obligations. The amount in the escrow account is subject to change due to, among other things, escrow account fees and investment results.

Given the above uncertainties, the benefits of a favorable outcome are too speculative to be included in the SLCP Fund's share value calculation. Therefore, the SLCP Fund's per-share net asset value continues to reflect a negative outcome. Shareholders who redeem shares prior to resolution of the dispute will lose the right to benefit, should the outcome be favorable. As of March 13, 2009, the SLCP Fund's net asset value was approximately $64,030,147.18.

While the SLCP Fund is pressing for an acceptable resolution of the dispute, it is anticipated that the above-described circumstances may continue for a protracted period, and it is unclear whether the dispute will be resolved in a manner favorable to the SLCP Fund. Should the position of the Liquidation Trustee prevail, the assets in the escrow account will not belong to the SLCP Fund or its shareholders, including the Fund.

The SLCP Fund's legal expenses related to these matters, including costs of possible litigation, are considered extraordinary expenses and therefore are borne by the SLCP Fund without regard to the SLCP Fund's expense limitation agreement. These expenses have been and may continue to be substantial. Each LifeModel Fund indirectly pays a portion of the expenses of the SLCP Fund. These expenses, as well as declines in assets resulting from recent market conditions, may result in the Fund's expense ratio being higher than that disclosed in the Prospectus.

The SLCP Fund presently is closed to all new purchases. Shareholders who participate in automatic reinvestment of dividends and/or capital gains distributions will continue to receive shares of the SLCP Fund through those programs.

4. IN ADDITION, THE FIRST FOUR PARAGRAPHS UNDER THE HEADING "FIFTH THIRD STRUCTURED LARGE CAP PLUS FUND" ON PAGE 27 OF THE PROSPECTUS WERE DELETED AND REPLACED WITH THE ABOVE DISCLOSURE AS OF MARCH 20, 2009, EXCEPT THAT THE FIRST SENTENCE SHALL READ: "As described in the below summary, the Fifth Third Structured Large Cap Plus Fund (the "SLCP Fund") may sell securities short as part of its investment strategy."

5. THE LIFEMODEL FUNDSSM PROSPECTUS WAS UPDATED TO REFLECT THE FOLLOWING PORTFOLIO MANAGER CHANGE AS OF MARCH 20, 2009:

Mr. J. Jeffrey Krumpelman no longer serves as a portfolio manager of the Fifth Third LifeModel FundsSM, Fifth Third Dividend Growth Fund or Fifth Third Strategic Income Fund. References to Mr. Krumpelman in the LifeModel FundsSM Prospectus are hereby deleted in their entirety.


                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.


FTFPSSLMI11909

                THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                                FIFTH THIRD FUNDS

                    SUPPLEMENT DATED NOVEMBER 10, 2009 TO THE

                               PROSPECTUS FOR THE

                   FIFTH THIRD STRUCTURED LARGE CAP PLUS FUND
                       CLASS A, CLASS B AND CLASS C SHARES

                             DATED DECEMBER 2, 2008

1. EFFECTIVE NOVEMBER 2, 2009, THE FUND'S ADVISOR AND ADMINISTRATOR HAVE CONTRACTUALLY AGREED TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO LIMIT TOTAL ANNUAL FUND OPERATING EXPENSES THROUGH NOVEMBER 26, 2010. UNDER THE TERMS OF THE EXPENSE LIMITATION AGREEMENT, FEES WAIVED OR EXPENSES REIMBURSED BY THE ADVISOR AND ADMINISTRATOR ARE SUBJECT TO REIMBURSEMENT BY THE FUND FOR THE 13-MONTH PERIOD IN WHICH THE EXPENSE LIMITATION AGREEMENT IS IN EFFECT. NO REIMBURSEMENT PAYMENTS WILL BE MADE BY THE FUND IF IT WOULD RESULT IN THE FUND EXCEEDING THE EXPENSE LIMITATION DESCRIBED HEREIN.

                                       Contractual Total Annual Fund Operating
                                               Expenses-Expense Limit
                                      ------------------------------------------

Structured Large Cap Plus Fund

   Class A Shares                                       0.97%
------------------------------------- ------------------------------------------

   Class B Shares                                       1.72%
------------------------------------- ------------------------------------------

   Class C Shares                                       1.72%
------------------------------------- ------------------------------------------

2. THE LAST FOUR PARAGRAPHS ON PAGE 1 OF THE PROSPECTUS WERE DELETED IN THEIR ENTIRETY AND REPLACED WITH THE FOLLOWING DISCLOSURE AS OF MARCH 20, 2009:

As described in the Fund's Prospectus, the Fund may sell securities short as part of its investment strategy. Prior to September 19, 2009, Lehman Brothers, Inc. ("LBI") served as the exclusive prime broker for the Fund's short sales. Due to severe financial difficulties, LBI's business is currently being liquidated under the Securities Investor Protection Act. The trustee for the liquidation proceedings (the "Liquidation Trustee") has taken a position with respect to the valuation date for the Fund's short positions which Fund management believes to be incorrect and materially disadvantageous to the Fund. While efforts to resolve this dispute are still being pursued, a partial settlement of this dispute with the Liquidation Trustee was reached on March 13, 2009. Under the partial settlement, the Fund has established an escrow account at the Fund's custodian bank with respect to the amount in dispute ($18,179,102.19). THE SUBSTANCE OF THE DISPUTE ITSELF HAS NOT BEEN RESOLVED. While the dispute remains unresolved, assets in the escrow account are invested in a money market fund not affiliated with Fifth Third Funds and therefore are not invested in accordance with the Fund's investment strategy described on page 2 of the Prospectus. These assets also are not available to meet the Fund's general obligations. The amount in the escrow account is subject to change due to, among other things, escrow account fees and investment results.

Given the above uncertainties, the benefits of a favorable outcome are too speculative to be included in the Fund's share value calculation. Therefore, the Fund's per-share net asset value continues to reflect a negative outcome. Shareholders who redeem shares prior to resolution of the dispute will lose the right to benefit, should the outcome be favorable. As of March 13, 2009, the Fund's net asset value was approximately $64,030,147.18.

While the Fund is pressing for an acceptable resolution of the dispute, it is anticipated that the above-described circumstances may continue for a protracted period, and it is unclear whether the dispute will be resolved in a manner favorable to the Fund. Should the position of the Liquidation Trustee prevail, the assets in the escrow account will not belong to the Fund or its shareholders.

The Fund's legal expenses related to these matters, including costs of possible litigation, are considered extraordinary expenses and therefore are borne by the Fund without regard to the Fund's expense limitation agreement. These expenses have been and may continue to be substantial. In addition, these expenses, as well as declines in assets resulting from recent market conditions, will result in the Fund's expense ratio for the current fiscal year being materially higher than that reflected in the fee table on page 5 of the Prospectus.

The Fund presently is closed to all new purchases. Shareholders who participate in automatic reinvestment of dividends and/or capital gains distributions will continue to receive shares of the Fund through those programs.

3.     IN ADDITION AS OF MARCH 20, 2009:

       o THE STATEMENT ON THE COVER OF THE PROSPECTUS RELATED TO THE INVESTMENT ADVISER'S LIMITED ABILITY TO MANAGE THE FUND AS OF THE DATE OF THE PROSPECTUS WAS DELETED IN ITS ENTIRETY.

       o THE FOURTH PARAGRAPH UNDER "PRINCIPAL INVESTMENT STRATEGIES" ON PAGE TWO OF THE PROSPECTUS WAS DELETED IN ITS ENTIRETY.


4. FOOTNOTE 6 IN THE SHAREHOLDER FEES TABLE ON PAGE 5 OF THE SECTION ENTITLED "SHAREHOLDER FEES AND FUND EXPENSES" WAS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING AS OF JANUARY 26, 2009:

(6)The Fund's Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through November 28, 2009. For the Fund, the expense limitation (which excludes expenses for dividends on securities sold short) for Class A, Class B and Class C shares is 1.17%, 1.92% and 1.92%, respectively. Because dividend expenses on short sales are excluded from the expense limitation, Net Expenses are expected to exceed the applicable expense limitation by the estimated amounts of dividends expense on short sales. Estimated Net Expenses for Class A, Class B, and Class C shares are 1.76%, 2.51% and 2.51%, respectively. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor or Administrator are subject to reimbursement by the Fund for the 13-month period in which the expense limitation is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein. Legal expenses incurred by the Fund in connection with the matters described on page 1 of this Prospectus relating to the liquidation of Lehman Brothers, Inc. and the possible litigation involving the Fund are considered extraordinary expenses. As such, these expenses will be borne by the Fund without regard to the Fund's expense limitation agreement.


                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE

FTFPSSSLPR11909

                THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                                FIFTH THIRD FUNDS

                    SUPPLEMENT DATED NOVEMBER 10, 2009 TO THE

                               PROSPECTUS FOR THE

                   FIFTH THIRD STRUCTURED LARGE CAP PLUS FUND
                              INSTITUTIONAL SHARES

                             DATED DECEMBER 2, 2008

1. EFFECTIVE NOVEMBER 2, 2009, THE FUND'S ADVISOR AND ADMINISTRATOR HAVE CONTRACTUALLY AGREED TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO LIMIT TOTAL ANNUAL FUND OPERATING EXPENSES THROUGH NOVEMBER 26, 2010. UNDER THE TERMS OF THE EXPENSE LIMITATION AGREEMENT, FEES WAIVED OR EXPENSES REIMBURSED BY THE ADVISOR AND ADMINISTRATOR ARE SUBJECT TO REIMBURSEMENT BY THE FUND FOR THE 13-MONTH PERIOD IN WHICH THE EXPENSE LIMITATION AGREEMENT IS IN EFFECT. NO REIMBURSEMENT PAYMENTS WILL BE MADE BY THE FUND IF IT WOULD RESULT IN THE FUND EXCEEDING THE EXPENSE LIMITATION DESCRIBED HEREIN.

                                       Contractual Total Annual Fund Operating
                                               Expenses-Expense Limit

Structured Large Cap Plus Fund                          0.72%
------------------------------------- ------------------------------------------


2. THE LAST FOUR PARAGRAPHS ON PAGE 1 OF THE PROSPECTUS WERE DELETED IN THEIR ENTIRETY AND REPLACED WITH THE FOLLOWING DISCLOSURE AS OF MARCH 20, 2009:

As described in the Fund's Prospectus, the Fund may sell securities short as part of its investment strategy. Prior to September 19, 2009, Lehman Brothers, Inc. ("LBI") served as the exclusive prime broker for the Fund's short sales. Due to severe financial difficulties, LBI's business is currently being liquidated under the Securities Investor Protection Act. The trustee for the liquidation proceedings (the "Liquidation Trustee") has taken a position with respect to the valuation date for the Fund's short positions which Fund management believes to be incorrect and materially disadvantageous to the Fund. While efforts to resolve this dispute are still being pursued, a partial settlement of this dispute with the Liquidation Trustee was reached on March 13, 2009. Under the partial settlement, the Fund has established an escrow account at the Fund's custodian bank with respect to the amount in dispute ($18,179,102.19). THE SUBSTANCE OF THE DISPUTE ITSELF HAS NOT BEEN RESOLVED. While the dispute remains unresolved, assets in the escrow account are invested in a money market fund not affiliated with Fifth Third Funds and therefore are not invested in accordance with the Fund's investment strategy described on page 2 of the Prospectus. These assets also are not available to meet the Fund's general obligations. The amount in the escrow account is subject to change due to, among other things, escrow account fees and investment results.

Given the above uncertainties, the benefits of a favorable outcome are too speculative to be included in the Fund's share value calculation. Therefore, the Fund's per-share net asset value continues to reflect a negative outcome. Shareholders who redeem shares prior to resolution of the dispute will lose the right to benefit, should the outcome be favorable. As of March 13, 2009, the Fund's net asset value was approximately $64,030,147.18.

While the Fund is pressing for an acceptable resolution of the dispute, it is anticipated that the above-described circumstances may continue for a protracted period, and it is unclear whether the dispute will be resolved in a manner favorable to the Fund. Should the position of the Liquidation Trustee prevail, the assets in the escrow account will not belong to the Fund or its shareholders.

The Fund's legal expenses related to these matters, including costs of possible litigation, are considered extraordinary expenses and therefore are borne by the Fund without regard to the Fund's expense limitation agreement. These expenses have been and may continue to be substantial. In addition, these expenses, as well as declines in assets resulting from recent market conditions, will result in the Fund's expense ratio for the current fiscal year being materially higher than that reflected in the fee table on page 5 of the Prospectus.

The Fund presently is closed to all new purchases. Shareholders who participate in automatic reinvestment of dividends and/or capital gains distributions will continue to receive shares of the Fund through those programs.

3.  IN ADDITION AS OF MARCH 20, 2009:

       o THE STATEMENT ON THE COVER OF THE PROSPECTUS RELATED TO THE INVESTMENT ADVISER'S LIMITED ABILITY TO MANAGE THE FUND AS OF THE DATE OF THE PROSPECTUS WAS DELETED IN ITS ENTIRETY.

       o THE FOURTH PARAGRAPH UNDER "PRINCIPAL INVESTMENT STRATEGIES" ON PAGE TWO OF THE PROSPECTUS WAS DELETED IN ITS ENTIRETY.


4. FOOTNOTE 2 IN THE SHAREHOLDER FEES TABLE ON PAGE 5 OF THE SECTION ENTITLED "SHAREHOLDER FEES AND FUND EXPENSES" WAS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING ON JANUARY 26, 2009:

(2)The Fund's Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through November 28, 2009. For the Fund, the expense limitation (which excludes expenses for dividends on securities sold short) is 0.92%. Because dividend expenses on short sales are excluded from the expense limitation, Net Expenses are expected to exceed the applicable expense limitation by the estimated amount of dividends expense on short sales. Estimated Net Expenses are 1.51%. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor or Administrator are subject to reimbursement by the Fund for the 13-month period in which the expense limitation is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein. Legal expenses incurred by the Fund in connection with the matters described on page 1 of this Prospectus relating to the liquidation of Lehman Brothers, Inc. and the possible litigation involving the Fund are considered extraordinary expenses. As such, these expenses will be borne by the Fund without regard to the Fund's expense limitation agreement.


                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.

FTFPSSSLPI11909

                THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                                FIFTH THIRD FUNDS

                    SUPPLEMENT DATED NOVEMBER 10, 2009 TO THE

                               PROSPECTUS FOR THE

       FIFTH THIRD ALL CAP VALUE FUND             FIFTH THIRD PRIME MONEY MARKET FUND
FIFTH THIRD DISCIPLINED LARGE CAP VALUE FUND        FIFTH THIRD QUALITY GROWTH FUND
      FIFTH THIRD DIVIDEND GROWTH FUND              FIFTH THIRD SHORT TERM BOND FUND
       FIFTH THIRD EQUITY INDEX FUND               FIFTH THIRD SMALL CAP GROWTH FUND
      FIFTH THIRD HIGH YIELD BOND FUND              FIFTH THIRD SMALL CAP VALUE FUND
   FIFTH THIRD INTERNATIONAL EQUITY FUND           FIFTH THIRD STRATEGIC INCOME FUND
      FIFTH THIRD MICRO CAP VALUE FUND             FIFTH THIRD TOTAL RETURN BOND FUND
      FIFTH THIRD MID CAP GROWTH FUND

                              INSTITUTIONAL SHARES

                             DATED NOVEMBER 28, 2008

1. EFFECTIVE NOVEMBER 2, 2009, THE FUNDS' ADVISOR AND ADMINISTRATOR HAVE CONTRACTUALLY AGREED TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO LIMIT TOTAL ANNUAL FUND OPERATING EXPENSES THROUGH NOVEMBER 26, 2010. UNDER THE TERMS OF THE EXPENSE LIMITATION AGREEMENT, FEES WAIVED OR EXPENSES REIMBURSED BY THE ADVISOR AND ADMINISTRATOR ARE SUBJECT TO REIMBURSEMENT BY THE FUND FOR THE 13-MONTH PERIOD IN WHICH THE EXPENSE LIMITATION AGREEMENT IS IN EFFECT. NO REIMBURSEMENT PAYMENTS WILL BE MADE BY THE FUND IF IT WOULD RESULT IN THE FUND EXCEEDING THE EXPENSE LIMITATION DESCRIBED HEREIN.


                                       Contractual Total Annual Fund Operating
                                               Expenses-Expense Limit
                                      ------------------------------------------

Prime Money Market Fund                                 0.54%
------------------------------------- ------------------------------------------

International Equity Fund                               1.16%
------------------------------------- ------------------------------------------

High Yield Bond Fund                                    0.74%
------------------------------------- ------------------------------------------

Quality Growth Fund                                     1.06%
------------------------------------- ------------------------------------------

All Cap Value Fund                                      1.04%
------------------------------------- ------------------------------------------

Disciplined Large Cap Value Fund                        0.91%
------------------------------------- ------------------------------------------

Total Return Bond Fund                                  0.65%
------------------------------------- ------------------------------------------

Mid Cap Growth Fund                                     0.88%
------------------------------------- ------------------------------------------

Small Cap Value Fund                                    1.15%
------------------------------------- ------------------------------------------

Small Cap Growth Fund                                   1.01%
------------------------------------- ------------------------------------------

Dividend Growth Fund                                    0.73%
------------------------------------- ------------------------------------------

Micro Cap Value Fund                                    1.35%
------------------------------------- ------------------------------------------

2. EFFECTIVE NOVEMBER 2, 2009, THE FUNDS' ADVISOR AND ADMINISTRATOR HAVE CONTRACTUALLY AGREED TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO LIMIT TOTAL ANNUAL FUND OPERATING EXPENSES THROUGH NOVEMBER 30, 2012. UNDER THE TERMS OF THE EXPENSE LIMITATION AGREEMENT, FEES WAIVED OR EXPENSES REIMBURSED BY THE ADVISOR AND ADMINISTRATOR ARE SUBJECT TO REIMBURSEMENT BY THE FUND FOR THE 37-MONTH PERIOD IN WHICH THE EXPENSE LIMITATION AGREEMENT IS IN EFFECT. NO REIMBURSEMENT PAYMENTS WILL BE MADE BY THE FUND IF IT WOULD RESULT IN THE FUND EXCEEDING THE EXPENSE LIMITATION DESCRIBED HEREIN.

                                       Contractual Total Annual Fund Operating
                                               Expenses-Expense Limit
                                      ------------------------------------------

Equity Index Fund                                       0.19%
------------------------------------- ------------------------------------------

Short Term Bond Fund                                    0.55%
------------------------------------- ------------------------------------------

Strategic Income Fund                                   0.86%
------------------------------------- ------------------------------------------

3. THIS SUPPLEMENT PROVIDES THE FOLLOWING AMENDED AND SUPPLEMENTAL INFORMATION AND SUPERSEDES ANY INFORMATION TO THE CONTRARY FOR THE FIFTH THIRD PRIME MONEY MARKET FUND AS OF APRIL 14, 2009:

The Fifth Third Prime Money Market Fund (the "Fund") currently participates in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"), which was scheduled to expire on April 30, 2009. The Program has been extended through September 18, 2009. On April 2, 2009, the Board of Trustees of the Fifth Third Funds authorized the Fund to apply for continued participation in the Program. Subject to certain conditions and limitations, in the event that the per share value of the Fund falls below $0.995 and the Fund liquidates its holdings, the Program will provide coverage to shareholders in the Fund for up to $1.00 per share for the lesser of either the number of shares the investor held in the Fund at the close of business on September 19, 2008 or the number of shares the investor held the date the per share value fell below $0.995. Any increase in the number of shares an investor holds after the close of business on September 19, 2008 will not be covered by the Program. In addition, if an investor closes his or her account with the Fund or broker-dealer, any future investment in the Fund will not be guaranteed.

SHARES ACQUIRED BY INVESTORS AFTER SEPTEMBER 19, 2008 GENERALLY ARE NOT ELIGIBLE FOR PROTECTION UNDER THE PROGRAM.

The Program is funded from assets in the Exchange Stabilization Fund (the "ESF"). Payments to investors under the Program will depend on the availability of assets in the ESF. The U.S. Department of the Treasury (the "Treasury") and the Secretary of the Treasury have the authority to use assets from the ESF for purposes other than those of the Program.

The Fund's continued participation in the Program (i.e., for the period from May 1, 2009 through September 18, 2009) requires a non-refundable Program extension payment to the Treasury in the amount of 0.015% multiplied by the number of outstanding shares of the Fund as of September 19, 2008. This expense will be borne by the Fund without regard to any expense limitation currently in effect for the Fund and is in addition to the total annual Fund operating expenses reflected in the Fund's "Shareholder Fees and Fund Expenses" table in the Prospectus. The Program will not be extended beyond 11:59 p.m., Eastern Standard Time, on September 18, 2009.

You can contact the Fund at 1-800-282-5706 for more information regarding the Fund's participation in the Program. Additional information about the Program is available at http://www.treas.gov.

4. THE FUNDS' PROSPECTUS WAS UPDATED TO REFLECT THE FOLLOWING PORTFOLIO MANAGER CHANGE AS OF APRIL 9, 2009:

Mr. J. Jeffrey Krumpelman no longer serves as the portfolio manager of the Fifth Third Dividend Growth Fund and of the Fifth Third Strategic Income Fund. References to Mr. Krumpelman in the Prospectus are hereby deleted in their entirety.

5. THE BIOGRAPHIES OF THE PORTFOLIO MANAGERS LISTED BELOW IN THE SECTION "FUND MANAGEMENT--PORTFOLIO MANAGERS" BEGINNING ON PAGE 47 OF THE PROSPECTUS WERE DELETED IN THEIR ENTIRETY AND REPLACED WITH THE FOLLOWING AS OF APRIL 9, 2009:

Amy Denn has been the portfolio manager of the FIFTH THIRD QUALITY GROWTH FUND since November 2006 and of the FIFTH THIRD DIVIDEND GROWTH FUND since March 2009. Ms. Denn is the Director of Large Cap Growth Strategies, overseeing the Active Core, All Cap Core, and Active Growth products. She joined FTAM in 2003 and has 12 years of investment management experience. Prior to joining FTAM, she joined Paladin Investment Associates as a Portfolio Manager in 2000. Prior to that, she was with Minneapolis-based Investment Advisers, Inc. (IAI) where she was promoted to Equity Research Analyst in 1996 and to Portfolio Manager in 2000. Ms. Denn graduated from Minnesota State University Mankato with a B.S. in Business Administration, majoring in Accounting and Finance.

Peter M. Klein has been the portfolio manager of the FIFTH THIRD ALL CAP VALUE FUND since January 2003. Mr. Klein currently serves as the Managing Director of Value Strategies, the Director of All Cap Value Strategies and as a Portfolio Manager for Large Cap Value Strategies. He joined FTAM in 2003 and has 29 years of investment experience. Prior to joining FTAM, he served as Portfolio Manager with Gelfand/Maxus Asset Management. In this capacity, he was actively involved in the investment management of individual and institutional portfolios. Mr. Klein joined Fifth Third Bancorp through its acquisition of Maxus in 2001. He graduated magna cum laude from John Carroll University with a B.A. in Philosophy, and went on to receive his M.B.A from Cleveland State University. He is a CFA charterholder.

Mary Jane Matts has been the portfolio manager of the FIFTH THIRD DISCIPLINED LARGE CAP VALUE FUND since July 2005 and of the FIFTH THIRD ALL CAP VALUE FUND since November 2007. Ms. Matts serves as the Director of Large Cap Value Strategies, and as the Co-Director of All Cap Value Strategies. She joined FTAM in 2005 and has 21 years of investment experience. Prior to joining FTAM, Ms. Matts joined National City in 1995, where she was the Director of Research for the Wealth Management Group at National City, which includes the Private Client Group and NatCity Investments, a brokerage firm and had also managed the Value Team on the institutional side at National City. Prior to that, she was the Director of Research at Society Asset Management (now known as Victory Capital Management). She has a B.A. in Economics, conferred with Honors with Distinction, from Kenyon College, an M.B.A. from Case Western Reserve University, and is a CFA charterholder.

6. FOOTNOTE 3 IN THE SHAREHOLDER FEES TABLE ON PAGE 36 OF THE SECTION ENTITLED "SHAREHOLDER FEES AND FUND EXPENSES" FOR THE PRIME MONEY MARKET FUND WAS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING AS OF FEBRUARY 27, 2009:

(3)The Fund's Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through November 28, 2009. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor or Administrator are subject to reimbursement by the Fund for the 13-month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein. Fees paid for the participation in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds will be borne by the Fund without regard to the Fund's expense limitation agreement and are in addition to the Fund's Total Annual Fund Operating Expenses described above.

7. THE BIOGRAPHY FOR MR. ERIC HOLMES IN THE SECTION "FUND MANAGEMENT--PORTFOLIO MANAGERS" BEGINNING ON PAGE 47 OF THE PROSPECTUS WAS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING AS OF FEBRUARY 27, 2009:

Eric J. Holmes has been the portfolio manager of the FIFTH THIRD MICRO CAP VALUE FUND since April 2005 and of the FIFTH THIRD SMALL CAP VALUE FUND since July 2008. Mr. Holmes serves as the Director of Micro Cap Value Strategies and the Co-Director of Small Cap Value Strategies. He joined FTAM in 2003 and has 14 years of investment experience. Since joining FTAM, he has served as the Senior Research Analyst on the Micro Cap Value and Small Cap Value products. Previously, he was a Research Analyst for Victory Capital Management (Keycorp) on the Large Cap Value product, covering the Insurance and miscellaneous Consumer Cyclicals industries. Mr. Holmes also spent 5 years with Manning & Napier Advisors as a Research Analyst, Research Associate, and Research Assistant for the Small Cap Value and Large Cap Value products. He graduated summa cum laude from the State University of New York at Geneseo with a B.A. in Economics, received an M.B.A. in Finance from the Rochester Institute of Technology, and is a CFA charterholder.

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                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.
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